Income Tax - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance		$ 140
Tax losses recognized	137
Operating loss utilized		(140)
Ending balance	$ 137